Property, equipment and right of the use assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, equipment and right of the use assets
14.	Property, equipment and right of the use assets
Property and equipment and right-of-use assets are mainly comprised of aircraft, engines and aircraft equipment.
As a result of the annual impairment analysis, the Company recorded impairment of non-current
 assets and assets in use in the amount of R$2,032,207 in 2019 under the heading “Depreciation, amortization and impairment” (Note 1).
In addition, one aircraft has been classified as held for sale as its carrying amount will be recovered principally through sale rather than through continuing use. The aircraft is available for immediate sale at its present condition and the sale is highly probable. The fair value less costs to sell the aircraft was estimated to be lower than the carrying amount and an impairment loss of R$16,325 has been recognized. The impaired carrying amount has been transferred to the “assets held for sale” line on the balance sheet.

14.1	Property and equipments
During the year ended December 31, 2019, the Company entered into a sale and leaseback transaction on an owned engine. The gain associated with this transaction, which resulted in
an operating lease, amounted to
R$6,260
and was recognized in “Other operating expenses, net”.
During the year ended December 31, 2019, the Company sold on
e
aircraft. The loss associated with the sale of R$15,854 was recognized in “Other operating expenses, net”.
During the year ended December 31, 2018, the Company entered into a sale and leaseback transaction on an owned engine. The loss associated with the sale and leaseback transactions amounted to R$6,570 and was recorded on “Other operating expenses, net”.
During the year ended December 31, 2018, the Company entered into seven aircraft sale transactions resulting in a net loss of R$144,251, recognized in “Other operating expenses, net”.

a)	Breakdown

	December 31, 2019			December 31, 2018 (Restated)
	Cost	Accumulated depreciation	Net amount	Net amount
Leasehold improvements	296,728	(78,131)	218,597	93,285
Equipment and facilities	176,814	(106,235)	70,579	49,243
Vehicles	3,614	(1,535)	2,079	2,207
Furniture and fixtures	20,683	(15,119)	5,564	5,029
Aircraft equipment	1,856,138	(941,533)	914,605	1,039,473
Aircraft and engines	850,391	(349,392)	500,999	459,056
Advance payments for acquisition of aircraft	84,578	—	84,578	112,923
Construction in progress	171,839	—	171,839	81,023

	3,460,785	(1,491,945)	1,968,840	1,842,239

b)	Changes in property and equipment balances are as follows

	Cost
	December 31, 2018 (Restated)	Acquisitions	Disposals/ Write-offs	Transfers	December 31, 2019
Leasehold improvements	146,315	124,181	(3,118)	29,350	296,728
Equipment and facilities	130,655	48,101	(2,091)	149	176,814
Vehicles	3,238	376	—	—	3,614
Furniture and fixtures	18,797	1,891	(5)	—	20,683
Aircraft equipment	1,378,352	566,152	(72,835)	(15,531)	1,856,138
Aircraft and engines	629,473	146,527	(149,910)	224,301	850,391
Advance payments for acquisition of aircraft	112,923	55,649	(45,081)	(38,913)	84,578
Construction in progress	81,023	319,275	—	(228,459)	171,839

	2,500,776	1,262,152	(273,040)	(29,103)	3,460,785

	Accumulated depreciation
	December 31, 2018 (Restated)	Depreciation for the period	Disposals/ Write- offs	Transfers	Impairment	December 31, 2019
Leasehold improvements	(53,030)	(25,157)	186	—	(130)	(78,131)
Equipment and facilities	(81,412)	(17,265)	687	—	(8,245)	(106,235)
Vehicles	(1,031)	(504)	—	—	—	(1,535)
Furniture and fixtures	(13,768)	(1,356)	5	—	—	(15,119)
Aircraft equipment	(338,879)	(143,550)	42,249	—	(501,353)	(941,533)
Aircraft and engines	(170,417)	(33,822)	32,295	—	(177,448)	(349,392)

	(658,537)	(221,654)	75,422	—	(687,176)	(1,491,945)

14.2	Right of use – aircraft lease and others

a)	Breakdown

	December 31, 2019			December 31, 2018 (Restated)
	Cost	Accumulated depreciation	Net Amount	Net Amount
Aircraft of operating lease	10,901,791	(4,619,858)	6,281,933	3,617,062
Aircraft of finance lease	1,169,636	(916,173)	253,463	924,272
Engines and simulators	484,597	(235,495)	249,102	143,829
Properties	114,167	(64,042)	50,125	54,150
Vehicles	10,238	(7,127)	3,111	2,521
Equipments	20,088	(15,584)	4,502	12,994
Transports	12,065	(12,065)	—	—
Restoration of aircraft and engines	423,194	(178,020)	245,176	171,498

	13,135,776	(6,048,364)	7,087,412	4,926,326

b)	Changes in right of use assets balances

	Cost
	December 31, 2018 (Restated )	Acquisitions	Disposals/ Write-offs	Transfers	December 31, 2019
Aircraft of operating lease	6,943,314	4,002,981	(42,570)	(1,934)	10,901,791
Aircraft of finance lease	1,289,161	28,455	(75,623)	(72,357)	1,169,636
Engines and simulators	336,731	147,866	—	—	484,597
Properties	105,754	8,413	—	—	114,167
Vehicles	7,999	2,239	—	—	10,238
Equipments	20,767	171	(850)	—	20,088
Transports	—	12,065	—	—	12,065
Restoration of aircraft and engines	283,542	139,652	—	—	423,194

	8,987,268	4,341,842	(119.043)	(74,291)	13,135,776

	Accumulated depreciation
	December 31, 2018 (Restated)	Depreciations	Disposals/ Write-offs	Impairment	Transfers	December 31, 2019
Aircraft of operating lease	(3,326,252)	(875,170)	42,570	(461,006)	—	(4,619,858)
Aircraft of finance lease	(364,891)	(52,848)	10,019	(536,341)	27,888	(916,173)
Engines and simulators	(192,902)	(38,723)	—	(3,870)	—	(235,495)
Properties	(51,604)	(12,438)	—	—	—	(64,042)
Vehicles	(5,478)	(1,649)	—	—	—	(7,127)
Equipments	(7,773)	(8,427)	616	—	—	(15,584)
Transports	—	(12,065)	—	—	—	(12,065)
Restoration of aircraft and engines	(112,043)	(33,503)	—	(32,474)	—	(178,020)

	(4,060,943)	(1,034.823)	53,205	(1,033,691)	27,888	(6,048,364)

14.3	Right of use – maintenance

a)	Breakdown

	December 31, 2019			December 31, 2018 (Restated)
	Cost	Accumulated depreciation	Net Amount	Net Amount
Checks	201,712	(153,522)	48,190	73,977
Checks in progress	23,662	—	23,662	—
Engines maintenance	1,149,551	(724,012)	425,539	558,923

	1,374,925	(877,534)	497,391	632,900

b)	Changes in right of use maintenance balances

	Cost
	December 31, 2018 (Restated)	Acquisitions	Disposals/ Write-offs	Transfers	December 31, 2019
Checks	143,866	63,493	(9,971)	4,324	201,712
Checks in progress	—	45,527	(10,546)	(11,319)	23,662
Engines maintenance	779,651	425,482	(67,585)	12,003	1,149,551

	923,517	534,502	(88,102)	5,008	1,374,925

	Accumulated Depreciation
	December 31, 2018 (Restated)	Accumulated depreciation	Disposals/ Write-offs	Transfers	Impairment	December 31, 2019
Checks	(69,889)	(49,313)	3,101	—	(37,421)	(153,522)
Engines maintenance	(220,728)	(255,043)	42,003	—	(290,244)	(724,012)

	(290,617)	(304,356)	45,104	—	(327,665)	(877,534)